Schedule of short-term borrowings (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
Revolving line of credit	$ 4,803	$ 3,000
Bank indebtedness	216	257
Total	$ 5,019	$ 3,257